Restatement of Previously Issued Financial Statements - Summary Of Restatement Of Cash Flow (Detail) - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Statement of Cash Flows
Net cash used in operating activities	$ (216,598)		$ (599,792)
Net cash used in investing activities	134,093		(483,000,000)
Net cash provided by financing activities			484,520,841
Net change in cash	$ (82,505)		921,049
As Previously Reported
Statement of Cash Flows
Net cash used in operating activities		$ (548,409)	(599,792)
Net cash used in investing activities		(483,000,000)	(483,000,000)
Net cash provided by financing activities		484,520,841	484,520,841
Net change in cash		972,432	921,049
Restatement Adjustment
Statement of Cash Flows
Net cash used in operating activities			0
Restated
Statement of Cash Flows
Net cash used in operating activities		(548,409)	(599,792)
Net cash used in investing activities		(483,000,000)	(483,000,000)
Net cash provided by financing activities		484,520,841	484,520,841
Net change in cash		$ 972,432	$ 921,049